Operating Expenses and other Revenues	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Operating Expenses and other Revenues

17.	Operating Expenses and other Revenues

(a)	Commissions, banking fees and other revenues from services

	For the Year Ended December 31,
	2025	2024	2023
Banking fees	133,376	97,526	67,203
Brokerage commissions	716,800	405,045	110,444
Other revenue commissions	18,359	23,276	18,314
IT development services	-	1,080	1,311
Total	868,535	526,927	197,272

(b)	Selling, General and Administrative Expenses

	For the Year Ended December 31,
	2025	2024	2023
Advertising expenses	(28,133)	(45,908)	(23,509)
Communication expenses	(27,925)	(27,409)	(24,944)
Financial system service expenses	(434,464)	(387,418)	(273,859)
Maintenance expenses	(35,805)	(36,779)	(31,063)
Promotion expenses	(5,995)	(9,024)	(10,863)
Data processing (rental and maintenance expenses)	(165,178)	(126,856)	(89,782)
Technical services expenses	(329,622)	(310,713)	(243,170)
Travel expenses	(10,857)	(12,901)	(6,653)
Administrative expenses	(12,854)	(9,406)	(7,735)
Legal expenses	(192,360)	(233,763)	(138,415)
Other general and administrative expenses	(67,571)	(25,660)	(25,699)
Total selling, general and administrative expenses	(1,310,764)	(1,225,837)	(875,692)

(c)	Personnel Expenses

	For the Year Ended December 31,
	2025	2024	2023
Compensation Expenses	(243,867)	(217,036)	(232,593)
Benefits	(140,145)	(119,451)	(103,750)
Other personal expenses	(4,482)	-	-
Social security costs	(136,180)	(112,378)	(102,406)
Total Personnel Expenses	(524,674)	(448,865)	(438,749)

(d)	Tax Expenses

	For the Year Ended December 31,
	2025	2024	2023
Tax on Services (ISS)	(12,559)	(5,457)	(3,895)
Social Integration Program (PIS)	(62,139)	(53,367)	(33,953)
Tax for Social Security Financing (Cofins)	(336,111)	(288,745)	(187,586)
Other tax expenses	(92,995)	(82,400)	(50,613)
Total Tax Expenses	(503,804)	(429,969)	(276,047)